Employee Remuneration - Schedule of Unvested Performance Rights (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Employee Remuneration [Line Items]
Share Based Compensation Number Granted			5,000,000
Share Based Compensation Full Value		$ 10,330,689	$ 1,068,538	$ 1,250,393
J Kopias [Member]
Employee Remuneration [Line Items]
Share Based Compensation Number Granted	[1]		4,000,000
Share Based Compensation Grant Date	[1]		18/03/2025
Share Based Compensation Per Right	[1]		$ 0.011
Share Based Compensation Full Value	[1]		$ 44,000
Share Based Compensation First Vesting Date	[1]		May 31, 2025
Share Based Compensation Last Vesting Date	[1]		31 March 2030
K Stecca [Member]
Employee Remuneration [Line Items]
Share Based Compensation Number Granted	[1]		1,000,000
Share Based Compensation Grant Date	[1]		18/03/2025
Share Based Compensation Per Right	[1]		$ 0.011
Share Based Compensation Full Value	[1]		$ 44,000
Share Based Compensation First Vesting Date	[1]		May 31, 2025
Share Based Compensation Last Vesting Date	[1]	31 March 2030

[1]	The vesting of the performance rights is subject to engagement by the Company at 31 May 2025 and later.